Note 7 - Debt	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Debt Disclosure [Text Block]
7.	Debt:

The amounts in the consolidated balance sheets are analyzed as follows (facility names defined below):

Bank / Vessel(s)	December 31,
	2020	2021
Total long term debt:
2nd ABN Facility (M/T Eco West Coast)	-	34,955
2nd Alpha Bank Facility (M/T Eco Malibu)	-	36,500
BoComm Leasing Facility (M/T Nord Valiant)	20,227	-
Cargill Facility (M/T Eco Marina Del Ray)	29,116	27,195
AVIC Facility (M/T Eco Los Angeles and M/T Eco City of Angels), classified as of December 31, 2021 as Debt related to Vessels held for sale	57,656	-
Total long term debt	106,999	98,650
Less: Deferred finance fees	(2,380)	(1,282)
Total long term debt net of deferred finance fees	104,619	97,368

Presented:
Current portion of long term debt	5,324	7,205
Long term debt	99,295	90,163

Debt related to Vessels held for sale:
AVIC Facility (M/T Eco Los Angeles and M/T Eco City of Angels)	-	54,665
Less: Deferred finance fees	-	(1,463)
Debt related to Vessels held for sale net of deferred finance fees	-	53,202

Total Debt net of deferred finance fees	104,619	150,570

2nd ABN Facility

On March 18, 2021, the Company entered into a credit facility with ABN Amro for $36,800 for the financing of the vessel M/T Eco West Coast (Hull No 865). This facility was drawn down in full. The credit facility is repayable in 24 consecutive quarterly installments of $615 commencing in June 2021, plus a balloon installment of $22,040 payable together with the last installment.

The facility contains various covenants, including (i) an asset cover ratio of 125%, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than 75% (iii) minimum free liquidity of $500 per delivered vessel owned/operated by the Company and (iv) market adjusted total assets of the Company minus total liabilities to be at least $60,000. Additionally, the facility contains restrictions on the shipowning company incurring further indebtedness or guarantees and change of control provisions (whereby Mr. Evangelos J. Pistiolis may not control less than 50.1% of the voting rights of the Company). It also restricts the shipowning company from paying dividends if such a payment will result in an event of default or in a breach of covenants under the loan agreement.

The facility is secured as follows:

•         First priority mortgage over M/T Eco West Coast;

•         Assignment of insurance and earnings of the mortgaged vessel;

•         Specific assignment of any time charters with duration of more than 12 months;

•         Corporate guarantee of the Company;

•         Pledge of the shares of the shipowning subsidiary;

•         Pledge over the earnings account of the vessel.

The facility bears interest at LIBOR plus a margin of 2.50%. The applicable LIBOR as of December 31, 2021 was approximately 0.10%.

2nd Alpha Bank Facility

On May 6, 2021, the Company entered into a credit facility with Alpha Bank for $38,000 for the financing of the vessel M/T Eco Malibu (Hull No 866). This facility was drawn down in full. The credit facility is repayable in 12 consecutive quarterly installments of $750 and 12 consecutive quarterly installments of $625, commencing three months from draw down, and a balloon payment of $21,500 payable together with the last installment.

The facility contains various covenants, including (i) an asset cover ratio of 125%, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than 75% and minimum free liquidity of $500 per delivered vessel owned/operated by the Company. Additionally, the facility contains restrictions on the shipowning company incurring further indebtedness or guarantees and change of control provisions (whereby Mr. Evangelos J. Pistiolis may not control less than 50.1% of the voting rights of the Company). It also restricts the shipowning company from paying dividends if such a payment will result in an event of default or in a breach of covenants under the loan agreement.

The facility is secured as follows:

•         First priority mortgage over M/T Eco Malibu;

•         Assignment of insurance and earnings of the mortgaged vessel;

•         Specific assignment of any time charters with duration of more than 12 months;

•         Corporate guarantee of the Company;

•         Pledge of the shares of the shipowning subsidiary;

•         Pledge over the earnings account of the vessel.

The facility bears interest at LIBOR plus a margin of 3.00%. The applicable LIBOR as of December 31, 2021 was approximately 0.10%.

FINANCINGS COMMITTED UNDER SALE AND LEASEBACK AGREEMENTS

The majority of the below sale and leaseback agreements (“SLB”s) contain, customary covenants and event of default clauses, including cross-default provisions and restrictive covenants and performance requirements including (i) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than 75% and (ii) minimum free liquidity of $500 per vessel at the guarantors level.

Additionally, all the SLBs contain restrictions on the relative shipowning company incurring further indebtedness or guarantees and paying dividends, if such dividend payment would result in an event of default or termination event under the SLB agreements.

All the below SLBs are secured mainly by the following:

•         Ownership of the vessel financed;

•         Assignment of insurances and earnings of the vessel financed;

•         Specific assignment of any time charters of the vessel financed with duration of more than 12 months;

•         Corporate guarantee of Top Ships Inc.;

•         Pledge of the shares of the relative shipowning subsidiary;

•         Pledge over the earnings account of the vessel financed.

Cargill Facility

On June 29, 2018 the Company entered into a sale and leaseback agreement (“SLB”) and a 5 year time charter with Cargill, a non-affiliated party, for its newbuilding vessel M/T Eco Marina Del Ray (Hull No 8242) delivered in March 2019. Consummation of the SLB took place on the vessel’s delivery date. Following the sale, the Company has bareboat chartered back the vessel at a bareboat hire rate of $8,600 per day and simultaneously the vessel commenced its five year time charter with Cargill. As part of this transaction, the Company has the obligation to buy back the vessel at the end of the five year period for $22,680. The gross proceeds from the sale were $32,387.

The SLB with Cargill is accounted for as a financing transaction, as control remains with the Company and the M/T Eco Marina Del Ray will continue to be recorded as an asset on the Company’s balance sheet. In addition, the Company has an obligation to repurchase the vessel.

Bank of Communications Financial Leasing Company (“BoComm Leasing”) Facility

On December 21, 2018 the Company entered into an SLB with BoComm Leasing, a non-affiliated party, for M/T Nord Valiant and M/T Eco California. Consummation of the SLB took place on January 17, 2019 for M/T Nord Valiant and on January 31, 2019 for M/T Eco California. Following the sale, the Company has bareboat chartered back M/T Nord Valiant for five years and M/T Eco California for seven years at a bareboat hire rate of $5,875 per day and $6,550 per day respectively. As part of this transaction, the Company has continuous options to buy back the vessels at purchase prices stipulated in the bareboat agreement depending on when the option is exercised. The gross proceeds from the SLBs were $21,655 for M/T Nord Valiant and $24,140 for M/T Eco California.

The SLB with BoComm Leasing contains a covenant requiring that there is no change of control of the Company, save with the prior written consent of BoComm Leasing.

The SLB with BoComm Leasing is accounted for as a financing transaction, as control remains with the Company and M/T Nord Valiant and M/T Eco California will continue to be recorded as an asset on the Company’s balance sheet. In addition, the Company has continuous options to repurchase the vessels below fair value.

On November 9, 2020, the Company exercised its purchase option on the M/T Eco California for $22,520 and on the same date the vessel was sold to an unaffiliated third party. In connection with this exercise, the Company paid an early termination/prepayment fee of $674, which is included in Loss on sale of vessels in the consolidated statements of comprehensive (loss)/income. On September 1, 2021, the Company exercised its purchase option on the M/T Nord Valiant for $19,514 and on the same date the vessel was sold to an unaffiliated third party.

Avic International Leasing Co., Ltd ("AVIC") Facility

On September 30, 2019 the owning companies of the M/T Eco Los Angeles and M/T Eco City of Angels entered into an SLB with AVIC, a non-affiliated party, for their newbuilding vessels M/T Eco Los Angeles and M/T Eco City of Angels. Consummation of the SLB and drawdown of funds took place on the vessels delivery dates from the shipyard, namely on February 10 and February 17, 2020 respectively. Following the sale, the Company has bareboat chartered back the vessels for a period of ten years at a bareboat hire rate of $9,435 for the first 5 years and $9,090 for the next 5 years per day per vessel, with a balloon installment of $11,288 for each vessel on the final charter hire date. As part of this transaction, the Company has continuous options, after the second year, to buy back the vessels at purchase prices stipulated in the bareboat agreement depending on when the option is exercised and at the end of the ten year period it has an obligation to buy back the vessels at a cost represented by the balloon payment. The gross proceeds from the sale amounted to $60,200 for both vessels.

The SLB with AVIC contains a covenant requiring that there is no change of control of the Company, save with the prior written consent of AVIC.

The SLB with AVIC was accounted for as a financing transaction, as control would remain with the Company and the vessels would continue to be recorded as assets on the Company’s balance sheet. In addition, the Company had the obligation to repurchase the vessels.

On December 31, 2021 the Company classified the M/T Eco Los Angeles and M/T Eco City of Angels as a Vessels held for sale (see Note 4c). Hence, the AVIC facility was also classified as short term in a separate balance sheet line from the other non-current portion of debt in the consolidated balance sheets.

On February 28 and March 15, 2022 the company exercised its purchase option on the M/T Eco Los Angeles and M/T Eco City of Angels respectively and purchased the vessels for $27,197 and $27,163 respectively. The vessels were sold on the same dates to unaffiliated third parties.

2nd CMBFL Facility

On November 23, 2021 the Company entered into an SLB with CMBFL, for its newbuilding vessels M/T Julius Caesar (Hull No. 3213) and M/T Legio X Equestris (Hull No. 3214). Consummation of the SLB took place on January 17 and March 2 2022, respectively. Following the sale, the Company has bareboat chartered back the vessels for a period of eight years at bareboat hire rates comprising of 32 consecutive quarterly installments of $675 and a balloon payment of $32,403 payable together with the last installment, plus interest based on the three months LIBOR plus 2.60%.

As part of this transaction, the Company has continuous options to buy back the vessels at purchase prices stipulated in the bareboat agreements depending on when the option was exercised and at the end of the eight year period it has an option to buy back the vessels at a cost represented by the balloon payment. The gross proceeds from the sale of the two vessels were $54,005 and $53,997 for M/T Julius Caesar (Hull No. 3213) and M/T Legio X Equestris (Hull No. 3214) respectively.

The 2nd CMBFL facility contains a covenant requiring that there is no change of control of the Company, save with the prior written consent of CMBFL.

The 2nd CMBFL facility was accounted for as a financing transaction, as control will remain with the Company and the two vessels will continue to be recorded as assets on the Company’s balance sheet. In addition, the Company has continuous options to repurchase the vessels below fair value.

Scheduled Principal Repayments: The Company’s annual principal payments required to be made after December 31, 2021 on its loan obligations, are as follows (including the financings under sale and leaseback agreements but excluding debt related to Vessels held for sale):

Years
December 31, 2022	7,466
December 31, 2023	7,554
December 31, 2024	28,304
December 31, 2025	4,960
December 31, 2026	4,960
December 31, 2027 and thereafter	45,406
Total	98,650

As of December 31, 2021, the Company was in compliance with all debt covenants with respect to its loans and credit facilities. The fair value of debt outstanding on December 31, 2021, after excluding unamortized financing fees, amounted to $147,246 when valuing the Cargill and AVIC Sale and Leasebacks on the basis of the Commercial Interest Reference Rates (“CIRR”s) as applicable on December 31, 2021, which is considered to be a Level 2 item in accordance with the fair value hierarchy.

Financing Costs: The net additions in deferred financing costs amounted to $1,115 and $1,204 during the years ended December 31, 2020 and 2021 respectively.